Segment Information (Detail) (USD $) In Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue from external customers	$ 544,232		$ 351,856	$ 1,033,418		$ 654,218
Adjusted EBITDA, as defined	147,636		84,058	271,718		138,292
Depreciation and amortization	49,232		45,202	98,137		90,235
Income from continuing operations before interest and taxes	98,404		38,856	173,581		48,057
Capital expenditures	88,483		30,551	138,733	[1]	41,894
Segment assets	1,965,665			1,965,665			1,801,238
C&PS
Segment Reporting Information [Line Items]
Revenue from external customers	491,881		310,460	928,968		576,748
Inter-segment revenues	25		166	30		193
Adjusted EBITDA, as defined	144,931		84,748	266,445		142,504
Depreciation and amortization	43,585		39,770	86,842		79,563
Income from continuing operations before interest and taxes	101,346		44,978	179,603		62,941
Capital expenditures	86,535		25,296	134,736	[1]	33,715
Segment assets	1,556,020	[2]		1,556,020	[2]		1,485,897	[2]
Drilling Services
Segment Reporting Information [Line Items]
Revenue from external customers	52,351		41,396	104,450		77,470
Inter-segment revenues	3,975		826	6,389		1,481
Adjusted EBITDA, as defined	13,780		8,630	26,173		13,937
Depreciation and amortization	5,043		4,935	10,091		9,683
Income from continuing operations before interest and taxes	8,737		3,695	16,082		4,254
Capital expenditures	1,862		4,526	3,512	[1]	7,364
Segment assets	180,974			180,974			183,220
Corporate
Segment Reporting Information [Line Items]
Inter-segment revenues	(4,000)		(992)	(6,419)		(1,674)
Adjusted EBITDA, as defined	(11,075)		(9,320)	(20,900)		(18,149)
Depreciation and amortization	604		497	1,204		989
Income from continuing operations before interest and taxes	(11,679)		(9,817)	(22,104)		(19,138)
Capital expenditures	86		729	485	[1]	815
Segment assets	$ 228,671			$ 228,671			$ 132,121

[1]	For the six months ended June 30, 2011, capital expenditures of $138,733 represents actual cash invested of $149,072, less amounts accrued but not paid at December 31, 2010 of $20,017, plus amounts accrued but not paid at June 30, 2011 of $9,678.
[2]	The $2,858 represents goodwill associated with Southeast Asia.